UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X ]; Amendment Number 1
This Amendment (Check only one.): [X ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	May 14, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        1,559,427,000










List of Other Included Managers:			None.

                                                                    FORM 13F INFORMATION TABLE



Column 1                              Column 2    Column 3 Column 4 Column 5                Column 6 Column 7 Column8

                                                           VALUE    SHARES/         SH/PUT/ INVESTMENOTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CL    CUSIP (x$1000) PRN AMT         PRNCALL DISCRETIOMANAGERS SOLE       SHARED  NONE

ANGLO AMERICAN PLC ADR                ADR        03485P201   177,409    9,502,509   sh      Sole               804,201
FIBRIA CELULOSE SA - SP ADR           Spsrd ADR  31573A109    63,314    7,546,364   sh      Sole                  300,522
ITAU UNIBANCO HOLDINGS S.A. - ADR     ADR         465562106  506,751   26,407,032   sh      Sole                1,975,307
PETROLEO BRASILEIRO S.A.- ADR         ADR        71654V408       595       22,408   sh      Sole                        0
ROYAL DUTCH SHELL - ADR A             ADR         780259206  188,008    2,680,848   sh      Sole                  162,928
TAIWAN SEMICONDUCTOR-SP ADR           Spsrd ADR   874039100  623,350   40,795,157   sh      Sole                3,782,034
